INVESTMENT IN SECURITIES (Details) - USD ($) $ in Millions			6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015	Sep. 30, 2015	Dec. 31, 2015
Marketable Securities [Abstract]
Available-for sale securities - Fair value	$ 1,620	$ 259			$ 1,620
Cost	1,303	266			1,303
Gross unrealized holding gains	338	19
Gross unrealized holding losses	21	26
Available-for-sale securities by report caption
Available-for sale securitie	1,620	259			1,620
Money Market Funds [Member]
Marketable Securities [Abstract]
Available-for sale securities - Fair value	162	10			162
Available-for-sale securities by report caption
Available-for sale securitie	162	10			162
Mylan Shares [Member]
Available-for-sale securities by report caption
Available For Sale Securities Gross Realized Gain Loss Net			$ 105	$ 623	728
Available For Sale Equity Securities Gross Unrealized Gain					312
Deferred Taxes And Other Current Assets [Member]
Marketable Securities [Abstract]
Available-for sale securities - Fair value	11	73			11
Available-for-sale securities by report caption
Available-for sale securitie	11	73			11
Long Term Investments And Receivables [Member]
Marketable Securities [Abstract]
Available-for sale securities - Fair value	1,447	176			1,447
Available-for-sale securities by report caption
Available-for sale securitie	$ 1,447	$ 176			$ 1,447